Stock Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value of each option grant estimated on weighted-average assumptions:
Dividend yield(1)	5.74%	6.28%	7.35%
Expected volatility	34.80%	34.08%	29.40%
Risk-free interest rate	2.87%	3.23%	2.33%
Expected life (in years)	7 years 0 months	7 years 0 months	7 years 0 months
Weighted-average fair value(1)	$ 9.60	$ 7.82	$ 4.38